Investment Strategy - MRP SynthEquity ETF	Feb. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Overview

The Fund is an actively managed exchange-traded fund (ETF) that seeks to achieve its investment objective through a combination of options (“Options Strategy”) and U.S. Treasuries (“Treasury Strategy”). The Fund primarily seeks capital appreciation by investing in options contracts on the S&P 500 Index (the “Index”) which are considered synthetic holdings of the Index. The Fund’s Options Strategy aims to capture equity market appreciation by providing synthetic long exposure to the Index. In addition to its synthetic equity exposure, the Fund allocates to U.S. Treasury securities primarily for principal protection. Together, these strategies are designed to balance equity market participation with risk mitigation, establishing a “floor” that seeks to limit significant market losses, generally targeting a maximum loss of approximately 15% per one-year rolling period.

The Fund’s sub-adviser, Measured Risk Portfolios, Inc. (the “Sub-Adviser”), anticipates that, in rising markets, the value of its options will increase, allowing the Fund to sell them at a profit. The Sub-Adviser may then reallocate all or a portion of any such profits into the Fund’s Treasury securities allocation in an effort to protect gains from potential future declines in the Index.

The Fund’s principal investment strategies seek to provide a “floor” against significant market losses, generally targeting a maximum loss of approximately 15% one-year rolling period. However, actual losses during a year may vary based on market conditions and the composition of the Fund’s options portfolio. While the Fund aims to limit losses to approximately 15% by the end of each rolling one year, there is no guarantee that it will achieve this target.

Additionally, if the markets experience only slight declines, the Fund may experience losses that exceed the markets’ declines. Conversely, in rising markets, the Fund’s overall performance may lag in relation to the Index due to its limited equity exposure and significant allocation to U.S. Treasury securities.

Equity Exposure/Floor - Options Strategy

The Fund’s Options Strategy seeks to capture equity market appreciation through synthetic long exposure (the use of derivatives designed to derive performance over the long term from a direct investment) to the Index.

To do so, the Fund will generally allocate approximately 10-15% of its net assets to pay premiums for the purchase of call options (contracts that give the buyer the right, but not the obligation, to buy an asset at a set price) on the Index. In addition to Index options, the Fund may use options on broad-based, passively managed ETFs tracking the Index. The Fund will generally select out-of-the-money options with a strike price near the current level of the Index, and have a duration (time until expiration) of approximately one year. Index options can typically be purchased for a fraction of the cost of purchasing each stock represented in the Index, limiting the potential loss on the Options Strategy to the amount of premiums paid for the options.

If the Index rises, the call options typically respond positively, gaining value as fast or faster than the market appreciates, allowing the Sub-Advisor to sell those options at a profit. A percentage of this profit is used to purchase additional Treasuries and a majority of the proceeds are rolled into a new option strike that is out of the money but near to the then current Index level.

If the Index declines, the call options typically respond negatively, losing value as fast or faster than the market decline but limited to a maximum of the premium paid to acquire them. The Sub-Advisor will not reallocate Treasuries to the Option Strategy during a market decline until or unless the options currently held reach expiration.

Because options have a limited duration (typically one year in this strategy), if the Index is range-bound or does not increase sufficiently during an extended period of time, significant underperformance may occur as the time value of the purchased options decay due to time value erosion.

In summary, if the Index is rising, the Sub-Advisor trims the allocation to options to harvest gains and move them into the relative safety of the Treasury Strategy. If the market is declining, the Sub-Advisor will allow the options to decline, potentially reaching a 100% loss, without increasing allocations to the Option Strategy. In this way, the Fund’s Options Strategy uses synthetic long exposure to capture equity market appreciation while attempting to maintain 10-15% of its net assets to purchase call options and the potential to limit losses to approximately 15% over a rolling one-year period.

In addition to its synthetic long exposure, the Fund’s Options Strategy together with its Treasury Strategy (described below) is designed to provide a “floor” against significant market losses, targeting a maximum loss of approximately 15% per rolling one-year period. The floor is achieved through the Fund’s combined allocation to options and U.S. Treasury securities, which help mitigate downside risk while still allowing for participation in market gains. Backed by the full faith and credit of the U.S. government, U.S. Treasury securities present minimal default risk so their return is considered the “risk-free rate of return.” Additionally, their value is generally less affected by equity market volatility and broader economic trends, providing stability and principal protection to the vast majority of the Fund’s portfolio. While the Fund aims to limit losses to approximately 15% annually, actual results may vary based on market conditions and the composition of the portfolio. For more information on the floor, see the section in the prospectus entitled “Additional Information about the Fund.”

As new investments are made in the Fund and as market conditions evolve, the Sub-Adviser will adjust the Fund’s allocation to options, which will generally range between the then-current risk-free rate (the yield on U.S. Treasury securities or other comparable instruments) and the Fund’s then-current options risk level (the proportion of the Fund’s portfolio invested in options).

The Fund will use both standardized exchange-traded option contracts and FLexible EXchange® (“FLEX”) option contracts. For more information on FLEX options, see the section in the prospectus entitled “Additional Information about the Fund.”

●	In general, an option contract on the Index gives the purchaser the right to gain or sell exposure to the value of the Index at a specified price (the “strike price”) without requiring actual delivery of shares (as the Index does not issue shares).

●	The seller of an option contract obligates the buyer to assume exposure to the value changes of the Index. For a sold (or “short”) call option, the seller provides exposure as if the Index were sold at the strike price, while for a sold (or “short”) put option, the seller assumes exposure as if the Index were purchased at the strike price.

●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.

Treasury Strategy

The majority of the Fund’s portfolio will be allocated to U.S. Treasury securities, primarily seeking to provide principal protection through the safety of short-duration U.S. Treasuries. While these holdings may generate income, the Fund may use this income to increase the initial allocation to the Option Strategy while maintaining a net loss floor of approximately 15% over a one-year period.

To implement its Treasury strategy, the Fund will generally utilize a quarterly Treasury ladder, purchasing Treasury securities with maturities on or around March 15, June 15, September 15, and December 15. The Fund aims to purchase the highest-yielding Treasuries available with a one-year maturity, maintaining an average portfolio duration of approximately six months.

General

The Fund is considered to be non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund is expected to have a high portfolio turnover rate.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of the Index.